Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Contract liabilities	¥ 63,733
Allowance for doubtful accounts and loan provision	52,207	¥ 819
Net accumulated losses-carry forward	38,851	18,530
Payroll and welfare payable and other temporary difference	5,988	5,988
Deferred revenue		38,436
Guarantee and quality assurance fund payable	2,127	35,947
Accounts receivable		34,030
Investor reserve fund		16,149
Less: valuation allowance	(40,143)	(21,538)	¥ (2,906)	¥ (49,877)
Total deferred tax assets	122,763	128,361
Deferred tax liabilities:
Intangible assets arisen from business combination	(15,940)	(15,940)
Contract assets	(16,815)
Investor reserve funds	(23,287)
Guarantee and quality assurance fund payable	(41,799)
Change in fair value for short-term investment	(2,223)
Total deferred tax liabilities	(100,064)	(15,940)
Net deferred tax assets	¥ 22,699	¥ 112,421